ALGER GLOBAL EQUITY FUND
QUARTERLY REPORT
January 31, 2026 (UNAUDITED)

ALGER GLOBAL EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.8%
BELGIUM—1.6%
PHARMACEUTICALS—1.6%
UCB SA	1,044	$ 318,134
(Cost $313,608)
BRAZIL—4.0%
BROADLINE RETAIL—1.4%
MercadoLibre, Inc. *	125	268,474
DIVERSIFIED BANKS—2.6%
NU Holdings, Ltd., Cl. A *	29,824	529,376

TOTAL BRAZIL (Cost $443,296)		797,850
CANADA—5.1%
APPLICATION SOFTWARE—0.9%
The Descartes Systems Group, Inc. *	2,281	170,528
DIVERSIFIED SUPPORT SERVICES—1.1%
Element Fleet Management Corp.	8,952	226,816
INTERNET SERVICES & INFRASTRUCTURE—3.1%
Shopify, Inc., Cl. A *	4,797	629,442

TOTAL CANADA (Cost $869,201)		1,026,786
DENMARK—3.3%
BIOTECHNOLOGY—3.3%
Ascendis Pharma A/S ADR*	2,943	665,412
(Cost $619,247)
GERMANY—5.5%
AEROSPACE & DEFENSE—5.5%
MTU Aero Engines AG	869	386,336
Rheinmetall AG	338	716,171
		1,102,507
ITALY—2.9%
DIVERSIFIED BANKS—2.9%
FinecoBank SpA	22,245	589,720
(Cost $457,517)
JAPAN—8.8%
DIVERSIFIED BANKS—3.3%
Mizuho Financial Group, Inc.	15,311	664,772
INDUSTRIAL CONGLOMERATES—4.0%
Hitachi, Ltd.	23,104	801,712
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
JAPAN—8.8% (CONT.)
INTERACTIVE HOME ENTERTAINMENT—1.5%
Nintendo Co., Ltd.	4,887	$ 302,630

TOTAL JAPAN (Cost $1,124,142)		1,769,114
NETHERLANDS—4.4%
BROADLINE RETAIL—2.4%
Prosus NV, Cl. N *	8,580	493,361
SYSTEMS SOFTWARE—2.0%
Nebius Group NV, Cl. A *	4,690	399,541

TOTAL NETHERLANDS (Cost $937,138)		892,902
NORWAY—2.8%
AEROSPACE & DEFENSE—2.8%
Kongsberg Gruppen ASA	16,459	565,385
(Cost $507,850)
SOUTH KOREA—3.1%
HEAVY ELECTRICAL EQUIPMENT—1.5%
HD Hyundai Electric Co., Ltd.	498	305,097
SEMICONDUCTORS—1.6%
SK hynix, Inc.	531	331,545

TOTAL SOUTH KOREA (Cost $592,500)		636,642
TAIWAN—3.4%
SEMICONDUCTORS—3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,092	691,531
(Cost $239,714)
UNITED KINGDOM—6.0%
DIVERSIFIED BANKS—3.2%
HSBC Holdings PLC	36,249	639,466
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.8%
Coca-Cola HBC AG	10,348	561,996

TOTAL UNITED KINGDOM (Cost $847,857)		1,201,462
UNITED STATES—48.9%
AEROSPACE & DEFENSE—2.3%
BWX Technologies, Inc.	2,264	465,094
BROADLINE RETAIL—6.0%
Amazon.com, Inc. *	5,053	1,209,182
CONSTRUCTION MATERIALS—3.0%
CRH PLC	4,850	593,689
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.8% (CONT.)
UNITED STATES—48.9% (CONT.)
CONSUMER STAPLES MERCHANDISE RETAIL—2.7%
Walmart, Inc.	4,568	$ 544,232
HEALTHCARE EQUIPMENT—4.2%
Intuitive Surgical, Inc.*	971	489,598
Stryker Corp.	985	364,016
		853,614
HEALTHCARE FACILITIES—1.8%
The Ensign Group, Inc.	2,149	368,897
HEAVY ELECTRICAL EQUIPMENT—3.6%
GE Vernova, Inc.	1,003	728,549
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.6%
Vistra Corp.	2,038	322,717
INTERACTIVE HOME ENTERTAINMENT—1.6%
Take-Two Interactive Software, Inc. *	1,426	314,148
INTERACTIVE MEDIA & SERVICES—4.7%
Meta Platforms, Inc., Cl. A	1,329	952,228
INTERNET SERVICES & INFRASTRUCTURE—1.9%
MongoDB, Inc., Cl. A *	1,004	372,815
REGIONAL BANKS—3.2%
Axos Financial, Inc. *	6,443	637,793
SEMICONDUCTORS—10.9%
Astera Labs, Inc.*	1,095	164,929
Broadcom, Inc.	3,261	1,080,369
NVIDIA Corp.	5,017	958,899
		2,204,197
TRADING COMPANIES & DISTRIBUTORS—1.4%
FTAI Aviation Ltd.	1,027	279,673

TOTAL UNITED STATES (Cost $7,149,949)		9,846,828
TOTAL COMMON STOCKS (Cost $15,145,086)		20,104,273
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

MONEY MARKET FUNDS—2.1%
UNITED STATES—2.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(a)	417,690	$ 417,690
(Cost $417,690)

Total Investments (Cost $15,562,776)	101.9%	$20,521,963
Unaffiliated Securities (Cost $15,562,776)		20,521,963
Liabilities in Excess of Other Assets	(1.9)%	(388,220)
NET ASSETS	100.0%	$20,133,743

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Equity Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Fund's investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Global Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,569,006	$1,266,376	$302,630	$—
Consumer Discretionary	1,971,017	1,477,656	493,361	—
Consumer Staples	1,106,228	544,232	561,996	—
Financials	3,061,127	1,167,169	1,893,958	—
Health Care	2,206,057	1,887,923	318,134	—
Industrials	4,474,833	1,700,132	2,774,701	—
Information Technology	4,799,599	4,468,054	331,545	—
Materials	593,689	593,689	—	—
Utilities	322,717	322,717	—	—
TOTAL COMMON STOCKS	$20,104,273	$13,427,948	$6,676,325	$—
SHORT-TERM INVESTMENTS
Money Market Funds	417,690	417,690	—	—
TOTAL INVESTMENTS IN SECURITIES	$20,521,963	$13,845,638	$6,676,325	$—